Property and Equipment	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property and Equipment

NOTE 5: Property, Plant, and Equipment

Property, plant, and equipment consisted of the following at March 31, 2021 and December 31, 2020:

(In thousands)	At March 31, 2021	At December 31, 2020
Property, plant & equipment	2,639	243
Software & machinery	1,376	128
Leasehold improvements	286	—
Construction in progress	79	60

	4,380	431
Less: Accumulated depreciation and amortization	(68)	(13)

Property and equipment, net	4,312	418

Depreciation and amortization expense totaled $55 thousand for the fiscal quarter ended March 31, 2021. There was no depreciation and amortization expense for the period ended March 31, 2020.

In January 2021, the Company purchased a facility for $2.3 million in cash. The facility houses certain administrative functions and planned manufacturing of engines and hydrogen fuel cell storage systems.

NOTE 4: Property and Equipment

Property and equipment consisted of the following at December 31, 2020:

In thousands
Office equipment	$79
Vehicles	243
Lab equipment	49
Construction in progress	60

431
Less: Accumulated depreciation and amortization	(13)

Property and equipment, net	$418

Depreciation and amortization expense totaled $13 thousand for the period from January 21, 2020 (date of inception) to December 31, 2020.